Other Non-Current Assets (Tables)	12 Months Ended
Jun. 30, 2025
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets

Other non-current assets consist of the following:

	As of June 30,
	2025	2024
Security deposits *	$100,998	$107,466

*	Security deposits mainly includes the rental deposits prepaid to lessors but refundable at the end of the lease term if no material damage to the leased space and no outstanding unpaid lease payment.